Revenues - Schedule of Revenues from the Sale and Disposables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues from the Sale and Disposables [Line Items]
Revenues	$ 3,379	$ 3,291	$ 3,229
Systems [Member]
Schedule of Revenues from the Sale and Disposables [Line Items]
Revenues	1,326	1,363	1,452
Disposables [Member]
Schedule of Revenues from the Sale and Disposables [Line Items]
Revenues	2,053	1,828	1,503
Exclusive distribution agreement and other services [Member]
Schedule of Revenues from the Sale and Disposables [Line Items]
Revenues		$ 100	$ 274